FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments at Fair Value (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Investments in publicly-traded companies	CAD 1,465	CAD 1,047
Derivative financial assets	1,094	1,659	CAD 2,080
Total financial assets	2,839	2,846
Total financial liabilities	280	140
Long-term debt	14,448	16,080	16,870
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,129	1,683
Derivative financial liabilities	23	0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	68	8	(15)
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,152	1,683	2,028
Derivative financial liabilities	149	68
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		19	CAD 158
Derivative financial liabilities	44	21
Cash flow hedges | Bond forward
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	64	51
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	16,134	17,628
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Investments in publicly-traded companies	1,465	1,047
Total financial assets	1,465	1,047
Total financial liabilities	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Bond forward
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Investments in publicly-traded companies	0	0
Total financial assets	1,374	1,799
Total financial liabilities	280	140
Level 2 of fair value hierarchy [member] | At fair value [member] | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	23	0
Level 2 of fair value hierarchy [member] | At fair value [member] | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	68	8
Level 2 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,301	1,751
Derivative financial liabilities	149	68
Level 2 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5	40
Derivative financial liabilities	44	21
Level 2 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Bond forward
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	CAD 64	CAD 51